PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio of Investments
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
BANK LOANS - 80.3%
Basic Materials - 2.7%
Avantor, Inc. 3.85% (1 Month LIBOR USD +2.25%), 09/16/2024 (a)	$86,468	$82,360
Nouryon USA LLC 3.86% (1 Month LIBOR USD +3.00%), 10/01/2025 (a)	482,327	437,712
Solenis International LP 5.60% (1 Month LIBOR USD +4.00%), 12/26/2023 (a)	616	497
Solenis International LP 5.61% (3 Month LIBOR USD +4.00%), 12/26/2023 (a)	245,634	198,146
		718,715
Communications - 10.8%
Charter Communications Operating LLC 3.36% (1 Month LIBOR USD +1.75%), 02/01/2027 (a)	496,237	478,869
CSC Holdings LLC 2.86% (1 Month LIBOR USD +2.25%), 07/17/2025 (a)	493,655	474,733
Frontier Communications Corp. 5.35% (3 Month LIBOR USD +3.75%), 06/17/2024 (a)	802	767
Frontier Communications Corp. 5.35% (6 Month LIBOR USD +3.75%), 06/17/2024 (a)	242,323	231,607
Intelsat Jackson Holdings SA 5.68% (3 Month LIBOR USD +3.75%), 11/30/2023 (a)	500,000	463,438
Level 3 Parent LLC 3.35% (1 Month LIBOR USD +1.75%), 03/01/2027 (a)	337,328	318,142
SBA Senior Finance II LLC 3.36%, 04/30/2025 (a) (b)	482,650	460,689
Uber Technologies, Inc. 5.10% (1 Month LIBOR USD +3.50%), 07/13/2023 (a)	482,500	455,963
		2,884,208
Consumer, Cyclical - 21.2%
1011778 BC ULC 3.35% (1 Month LIBOR USD +1.75%), 11/13/2026 (a)	333,308	309,144
Bass Pro Group LLC 6.60% (1 Month LIBOR USD +5.00%), 12/15/2023 (a)	492,437	416,109
Bombardier Recreational Products, Inc. 3.60% (1 Month LIBOR USD +2.00%), 05/24/2027 (a)	242,558	202,536
Caesars Resort Collection LLC 4.35% (1 Month LIBOR USD +2.75%), 12/23/2024 (a)	488,750	400,775
ClubCorp Holdings, Inc. 4.70% (3 Month LIBOR USD +2.75%), 08/16/2024 (a)	487,500	312,244
Crown Finance US, Inc. 3.85% (6 Month LIBOR USD +2.25%), 02/07/2025 (a)	305,470	213,829
Formula One Management Ltd. 4.10% (1 Month LIBOR USD +2.50%), 02/01/2024 (a)	500,000	451,430
GYP Holdings III Corp. 4.35% (1 Month LIBOR USD +2.75%), 06/02/2025 (a)	426,855	388,438
Hilton Worldwide Finance LLC 2.70% (1 Month LIBOR USD +1.75%), 06/22/2026 (a)	461,991	440,046
Michaels Stores, Inc. 3.56% (3 Month LIBOR USD +2.50%), 01/30/2023 (a)	121,087	102,319
Michaels Stores, Inc. 3.57% (3 Month LIBOR USD +2.50%), 01/30/2023 (a)	116,526	98,464
Michaels Stores, Inc. 3.87% (3 Month LIBOR USD +2.50%), 01/30/2023 (a)	200,950	169,802
Navistar, Inc. 4.28% (1 Month LIBOR USD +3.50%), 11/29/2024 (a)	245,000	215,192
PetSmart, Inc. 4.00% (3 Month LIBOR USD +3.00%), 03/11/2022 (a)	476,250	459,581
Playa Resorts Holding BV 4.35% (1 Month LIBOR USD +2.75%), 04/29/2024 (a)	243,134	169,221
Scientific Games International, Inc. 3.74% (1 Month LIBOR USD +2.75%), 08/14/2024 (a)	96,276	78,144
Scientific Games International, Inc. 4.37% (2 Month LIBOR USD +2.75%), 08/14/2024 (a)	396,186	321,570
SeaWorld Parks & Entertainment, Inc. 4.60% (1 Month LIBOR USD +3.00%), 04/01/2024 (a)	497,436	415,051
SRS Distribution, Inc. 3.99% (1 Month LIBOR USD +3.00%), 05/23/2025 (a)	616	529
SRS Distribution, Inc. 4.07% (6 Month LIBOR USD +3.00%), 05/23/2025 (a)	245,634	211,246
Univar Solutions USA, Inc. 3.85% (3 Month LIBOR USD +2.25%), 07/01/2024 (a)	271,287	260,436
		5,636,106
Consumer, Non-cyclical - 12.0%
Air Medical Group Holdings, Inc. 4.93% (2 Month LIBOR USD +3.25%), 04/28/2022 (a)	243,128	227,325
Bausch Health Americas, Inc. 3.61% (1 Month LIBOR USD +3.00%), 06/02/2025 (a)	412,715	395,003
HCA, Inc. 3.35% (1 Month LIBOR USD +1.75%), 03/13/2025 (a)	491,266	470,797
Jaguar Holding Co. II 4.10% (1 Month LIBOR USD +2.50%), 08/18/2022 (a)	493,523	475,369
Prestige Brands, Inc. 3.60% (1 Month LIBOR USD +2.00%), 01/26/2024 (a)	276,030	258,876
Refinitiv US Holdings, Inc. 4.85% (1 Month LIBOR USD +3.25%), 10/01/2025 (a)	496,231	479,069
Spin Holdco, Inc. 5.09% (3 Month LIBOR USD +3.25%), 11/14/2022 (a)	475,905	428,314
US Foods, Inc. 3.35% (1 Month LIBOR USD +1.75%), 06/27/2023 (a)	475,143	445,052
		3,179,805
Energy - 0.7%
Arch Coal, Inc. 4.35% (1 Month LIBOR USD +2.75%), 03/07/2024 (a)	243,108	189,624

Financials - 2.8%
Avolon TLB Borrower 1 US LLC 2.52% (1 Month LIBOR USD +1.75%), 01/15/2025 (a)	175,812	158,525
HUB International Ltd. 4.39% (2 Month LIBOR USD +2.75%), 04/18/2025 (a)	11,151	10,505
HUB International Ltd. 4.55% (2 Month LIBOR USD +2.75%), 04/18/2025 (a)	234,474	220,874
USI, Inc. 4.95% (1 Month LIBOR USD +3.00%), 05/16/2024 (a)	390,000	359,775
		749,679
Industrial - 20.3%
Advanced Disposal Services, Inc. 2.89% (1 Week LIBOR USD +2.25%), 11/10/2023 (a)	494,013	490,717
Apex Tool Group LLC 7.10% (1 Month LIBOR USD +5.25%), 08/01/2024 (a)	451,590	353,934
Berry Global, Inc. 2.86% (1 Month LIBOR USD +2.00%), 10/03/2022 (a)	500,000	482,290
Brand Industrial Services, Inc. 6.06% (3 Month LIBOR USD +4.25%), 07/30/2024 (a)	261,664	212,233
Brand Industrial Services, Inc. 6.12% (3 Month LIBOR USD +4.25%), 07/30/2024 (a)	226,949	184,077
Brand Industrial Services, Inc. 5.70% (3 Month LIBOR USD +4.25%), 07/30/2024 (a)	3,792	3,075
Dynasty Acquisition Co, Inc. 5.21% (3 Month LIBOR USD +3.50%), 04/06/2026 (a)	323,549	262,479
Gates Global LLC 4.35% (1 Month LIBOR USD +2.75%), 04/01/2024 (a)	291,712	256,998
GFL Environmental, Inc. 3.99% (1 Month LIBOR USD +3.00%), 05/09/2025 (a)	336,430	327,879
GFL Environmental, Inc. 4.00% (1 Month LIBOR USD +3.00%), 05/09/2025 (a)	60,210	58,680
Kloeckner Pentaplast of America, Inc. 6.01% (1 Month LIBOR USD +4.25%), 06/30/2022 (a)	244,361	173,022
Plastipak Holdings, Inc. 4.11% (1 Month LIBOR USD +2.50%), 10/15/2024 (a)	236,146	215,601
Proampac PG Borrower LLC 4.50% (1 Month LIBOR USD +3.50%), 11/20/2023 (a)	178,165	150,772
Proampac PG Borrower LLC 5.19% (3 Month LIBOR USD +3.50%), 11/20/2023 (a)	104,166	88,151
Proampac PG Borrower LLC 5.26% (3 Month LIBOR USD +3.50%), 11/20/2023 (a)	121,242	102,601
Proampac PG Borrower LLC 5.29% (3 Month LIBOR USD +3.50%), 11/20/2023 (a)	80,177	67,850
Quikrete Holdings, Inc. 4.10% (1 Month LIBOR USD +2.50%), 11/15/2023 (a)	490,364	453,586
RBS Global, Inc. 2.68% (1 Month LIBOR USD +1.75%), 08/21/2024 (a)	162,285	149,708
Reynolds Group Holdings, Inc. 4.35% (1 Month LIBOR USD +2.75%), 02/05/2023 (a)	434,619	413,975
Standard Aero Ltd. 5.21% (3 Month LIBOR USD +3.50%), 04/01/2026 (a)	173,951	141,118
Titan Acquisition Ltd. 4.60% (3 Month LIBOR USD +3.00%), 03/28/2025 (a)	492,462	409,832
TransDigm, Inc. 3.85% (1 Month LIBOR USD +2.25%), 12/09/2025 (a)	423,786	390,588
		5,389,166
Technology - 9.8%
CCC Information Services, Inc. 4.36% (1 Month LIBOR USD +2.75%), 04/29/2024 (a)	243,734	225,192
Dun & Bradstreet Corp. 4.960% (1 Month LIBOR USD +4.00%), 02/06/2026 (a)	500,000	454,375
Infor US, Inc. 4.70% (1 Month LIBOR USD +2.75%), 02/01/2022 (a)	420,388	407,566
Kronos, Inc. 4.76% (3 Month LIBOR USD +3.00%), 11/01/2023 (a)	492,462	453,757
McAfee LLC 5.35% (1 Month LIBOR USD +3.75%), 09/30/2024 (a)	241,057	227,799
ON Semiconductor Corp. 3.85% (1 Month LIBOR USD +2.00%), 09/18/2026 (a)	177,458	167,920
Tempo Acquisition LLC 4.35%, 05/01/2024 (a) (b)	498,721	452,839
Western Digital Corp. 3.35% (1 Month LIBOR USD +1.75%), 04/29/2023 (a)	225,784	219,010
		2,608,458
Total Bank Loans
(Cost $23,708,115)		21,355,761

CORPORATE BONDS - 8.3%
Communications - 2.9%
CSC Holdings LLC 6.63%, 10/15/2025 (c)	250,000	264,695
Sprint Communications, Inc. 6.00%, 11/15/2022	250,000	260,710
T-Mobile USA, Inc. 6.38%, 03/01/2025	250,000	256,884
		782,289
Consumer, Cyclical - 2.3%
American Builders & Contractors Supply Co, Inc. 4.00%, 01/15/2028 (c)	250,000	228,888
Golden Nugget, Inc. 6.75%, 10/15/2024 (c)	250,000	159,340
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	250,000	219,375
		607,603
Consumer, Non-cyclical - 0.6%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (c)	250,000	144,686

Energy - 0.7%
Antero Resources Corp. 5.38%, 11/01/2021	250,000	183,240

Financials - 1.8%
Ally Financial, Inc. 5.75%, 11/20/2025	250,000	246,425
Howard Hughes Corp. 5.38%, 03/15/2025 (c)	250,000	243,742
		490,167
Total Corporate Bonds
(Cost $2,533,256)		2,207,985

FOREIGN BONDS - 3.4%
Basic Materials - 0.4%
Constellium NV 5.75%, 05/15/2024 (c)	125,000	112,668

Consumer, Non-cyclical - 1.2%
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 02/15/2028 (c)	250,000	268,263
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/2021	65,000	62,442
		330,705
Financials - 0.9%
Park Aerospace Holdings Ltd. 5.25%, 08/15/2022 (c)	250,000	226,268

Industrial - 0.9%
Sensata Technologies BV 5.63%, 11/01/2024 (c)	250,000	245,936

Total Foreign Bonds
(Cost $976,262)		915,577

	Shares
CLOSED-END FUNDS - 0.1%
Eagle Point Credit Co, Inc.	1,905	13,030
Total Closed-End Funds
(Cost $33,494)		13,030
SHORT TERM INVESTMENTS - 10.9%
First American Treasury Obligations Fund - Class X, 0.33% (d)	2,904,601	2,904,601
Total Short Term Investments
(Cost $2,904,601)		2,904,601
TOTAL INVESTMENTS - 103.0%
(Cost $30,155,728)		27,396,954
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0%)		(803,369)
TOTAL NET ASSETS - 100.0%		$26,593,585

(a) Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(b) The loan will settle after March 31, 2020 at which time the interest rate will be determined.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(d) Seven-day yield as of March 31, 2020

Ltd. - Private Limited Company
Plc - Public Limited Company
Lp - Limited Partnership
LIBOR - London Interbank Offered Rate
USD - United States Dollar

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio Allocations
March 31, 2020 (Unaudited)

Asset Type Allocation
Bank Loans	80.3%
Short Term Investments	10.9%
Corporate Bonds	8.3%
Foreign Bonds	3.4%
Closed-End Funds	0.1%
Total Investments	103.0%
Liabilities in Excess of Other Assets	(3.0)%
Net Assets	100.0%

Sector Allocation
Consumer, Cyclical	23.5%
Industrial	21.2%
Consumer, Non-cyclical	13.8%
Communications	13.7%
Short Term Investments	10.9%
Technology	9.8%
Financials	5.5%
Basic Materials	3.1%
Energy	1.4%
Closed-End Funds	0.1%
Total Investments	103.0%
Liabilities in Excess of Other Assets	(3.0)%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

Pacific Global Senior Loan ETF
Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$21,355,761	$-	$21,355,761
Corporate Bonds	-	2,207,985	-	2,207,985
Foreign Bonds	-	915,577	-	915,577
Closed-End Funds	13,030	-	-	13,030
Short Term Investments	2,904,601	-	-	2,904,601
Total	$2,917,631	$24,479,323	$-	$27,396,954